OTHER ASSETS	12 Months Ended
Dec. 31, 2023
OTHER ASSETS
OTHER ASSETS	OTHER ASSETS

	12.31.2023	12.31.2022
Related-party receivables (Note 29)	268,246	434,229
Sale of real estate and other receivables	157,352	141,480
Advances to employees and suppliers	133,615	120,914
Surplus from post-employment benefit plans (Note 31)(1)	74,048	4,161
Subscription bonus(2)	—	56,409
Subletting of assets and other amounts to be realized	50,369	56,316
Total	683,630	813,509

Current	539,339	487,201
Non-current	144,291	326,308

(1)On December 31, 2023 includes the amount of R$69,015 referring to the distribution of the PBS-A surplus.
(2)On December 31, 2023, the Company exercised the right to subscribe to the bonus, transferring the interest adjusted amount of R$57,001 to investments and maintaining its equity interest (Note 12.b), pursuant to the contractual conditions of the FiBrasil Transaction in 2021.